SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2013
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

12.  SHORT-TERM BORROWINGS

In June 2012, the Group entered into a contract with China Construction Bank for a loan facility of up to US$72.75 million.  In June 2013, the facility came to maturity and was extended for another 12 month.  The facility is collateralized by a bank deposit of RMB500 million provided by one of the Company’s wholly-owned subsidiaries. As of December 31, 2013, the Group made three borrowings of RMB441 million (US$73 million) in aggregate under the facility. The annual interest rate of borrowings is approximately 2.4%. The Company is in compliance with the loan covenant at December 31, 2013.

In August 2013, the Group entered into a contract with Agricultural Bank of China for a loan facility of US$40 million. The facility has a maturity of 12 months and is pledged by a bank deposit of RMB270 million classified as short-term investment of one of the Company’s subsidiaries.  As of December 31, 2013, the Group obtained two borrowings of RMB91 million (US$15 million) in aggregate under the facility. The annual interest rate of borrowings is approximately 2.4%.  The Company is in compliance with the loan covenant at December 31, 2013.

In November 2013, the Group entered into a contract with China Construction Bank for a loan facility of up to US$40 million. The facility has a maturity of 3 months and is collateralized by a bank deposit of RMB270 million classified as short-term investment provided by one of the Company’s wholly-owned subsidiaries. As of December 31, 2013, the Group obtained borrowings of RMB243 million (US$40 million) in aggregate under the facility. The annual interest rate of borrowings is approximately 2.4%. The Company is in compliance with the loan covenant at December 31, 2013.